Related Parties (Details) R$ in Thousands									12 Months Ended
	Jul. 03, 2023 BRL (R$)	Feb. 13, 2023 BRL (R$)	Dec. 15, 2022 BRL (R$)	Nov. 30, 2022 BRL (R$)	Apr. 28, 2022	Mar. 29, 2022 BRL (R$)	Feb. 01, 2022 BRL (R$)	Jan. 27, 2022 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Jun. 30, 2024	May 20, 2022 BRL (R$)	Dec. 31, 2021	Sep. 29, 2021 BRL (R$)	Sep. 03, 2021 BRL (R$)	Aug. 31, 2021 BRL (R$)	Aug. 23, 2021 BRL (R$)	Dec. 31, 2020
Related Parties [Line Items]
Total value of loan, percentage									2.00%		2.00%
Interest rate			100.00%					100.00%						3.00%
Principal amount (in Brazil Real)														R$ 3,000
Percentage of CDI								3.00%
Loan agreements CDI, percentage					8.00%
Loans received (in Brazil Real)										R$ 16,799					R$ 3,700
Percentage of issued shares									50.60%	81.60%
Maturity date	October 25, 2023		16 months
Principal loan amount										15.00%
Remaining outstanding and payable (in Brazil Real)														R$ 700
Borrowings (in Brazil Real)			R$ 1,100									R$ 1,500
Repayment of loan (in Brazil Real)				R$ 2,600
Advisor fee (in Brazil Real)									R$ 1,500
Number of stock option units									1,949,796	13,401,980			14,114,763					110,000,000
Percentage of option exercisable									50.00%
Two Thousand Twenty One Loans [Member]
Related Parties [Line Items]
Interest rate									8.00%
First Loan Agreements [Member]
Related Parties [Line Items]
Interest rate		10.00%
Principal amount (in Brazil Real)			3,200					R$ 500
Percentage of CDI		100.00%
Maturity date		12 months
Second Loan Agreements [Member]
Related Parties [Line Items]
Interest rate	23.25%
Principal amount (in Brazil Real)	R$ 1,039		R$ 10					R$ 300
Third Loan Agreement [Member]
Related Parties [Line Items]
Interest rate							100.00%
Principal amount (in Brazil Real)							R$ 1,200
Percentage of CDI							3.00%
Fourth Loan Agreement [Member]
Related Parties [Line Items]
Interest rate						100.00%
Principal amount (in Brazil Real)						R$ 1,150
Percentage of CDI						3.00%
Related Party Loan Agreements [Member]
Related Parties [Line Items]
Interest rate					100.00%
Schurmann [Member]
Related Parties [Line Items]
Interest rate			10.00%
Principal amount (in Brazil Real)		R$ 3,300	R$ 3,200
Percentage of CDI			100.00%
Principal loan amount			15.00%
Advisor Agreements [Member]
Related Parties [Line Items]
Number of stock option units									285,171
Additional Advisor Agreements [Member]
Related Parties [Line Items]
Number of stock option units									7,453,449
Stock Option [Member]
Related Parties [Line Items]
Number of stock option units									646,552
Loan commitments [member]
Related Parties [Line Items]
Granted loan (in Brazil Real)																R$ 3,000	R$ 6,000